PENSION AND OTHER POSTRETIREMENT BENEFITS - Funded Status of the Plan (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
U.S.
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 295.0	$ 263.0
Accumulated benefit obligations	265.0	237.0
Fair value of plan assets	69.0	59.0
Fair value of plan assets	69.0	59.0
U.S.
Funded status of the plans
Other accrued liabilities	(9.1)	(7.5)
Long-term retirement benefits and other liabilities	(68.2)	(68.2)
Plan assets less than benefit obligations	$ (77.3)	$ (75.7)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	2.02%	2.93%
International
Funded status of the plans
Other assets	$ 92.4	$ 50.8
Other accrued liabilities	(1.5)	(2.4)
Long-term retirement benefits and other liabilities	(147.6)	(125.7)
Plan assets less than benefit obligations	$ (56.7)	$ (77.3)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	1.26%	1.66%
Compensation rate increase	2.15%	2.21%